UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash		$ 3,082,570	$ 1,511,760
Trade receivables, net		11,063,513	12,138,342
Prepayment and other current assets		4,373,945	1,251,794
Amount due from related parties		4,054,010	501,637
Total current assets		22,574,038	15,403,533
Non-current assets:
Right-of-use assets		1,254,966	1,463,494
Intangible assets, net		5,017,595	5,174,257
Investment properties		2,381,942	2,445,292
Net investment in lease			2,970,685
Property and equipment, net		579,025	527,092
Financial assets measured at fair value through profit or loss (“FVTPL”)		100,000
Prepayment and other non-current assets		179,151	422,849
Goodwill		5,808,574	5,808,574
Deferred tax assets		125,825	125,825
Total non-current assets		15,447,078	18,938,068
Total assets		38,021,116	34,341,601
Current liabilities:
Trade and other payables		4,572,651	10,837,525
Contract liabilities		572,280
Amount due to related parties		189,696	503,007
Lease liabilities, current		411,619	429,634
Convertible notes designated at FVTPL		14,379	0
Loans and borrowings, current		4,937,830	5,375,362
Total current liabilities		10,698,455	17,145,528
Non-current liabilities:
Loans and borrowings, non-current		367,687	627,526
Warrant liabilities		17,733	1,213,340
Deferred tax liabilities		645,722	645,722
Lease liabilities, non-current		928,611	1,099,767
Total non-current liabilities		1,959,753	3,586,355
Total liabilities		12,658,208	20,731,883
Equity
Share Capital	[1]	43,966,842	24,825,837
Reserves		10,862,760	11,182,357
Accumulated deficit		(32,882,003)	(25,711,110)
Equity attributable to owners of the Company		21,947,599	10,297,084
Non-controlling interests		3,415,309	3,312,634
Total equity		25,362,908	13,609,718
Total liabilities and equity		$ 38,021,116	$ 34,341,601

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization.